Credit Risk (Details) - Ford And Affiliates [Member]	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Entity-wide revenue, major customer, percentage	41.00%	52.00%	49.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Entity-wide revenue, major customer, percentage	22.00%	41.00%